October 31, 1996


VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street N.W.
Washington, DC 20549

Attention:	Office of Filings, Information & Consumer Services

	RE:	The Munder Funds Trust (the "Trust")
		File Nos. 33-30913/811-5899
		CIK No. 855022
		Post-Effective Amendment No. 23 Accession No.
0000927405-96-000420

Dear Ladies and Gentlemen:

	Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the following documents for the above-referenced Trust do not differ from those contained in Post-Effective Amendment No. 23 (the
"Amendment") to the Trust's Registration Statement on Form N-1A:

	1)	Equity Funds Prospectus relating to Class A, B and C
Shares of the Munder Accelerating Growth, Munder Balanced, Munder
Growth & Income, Munder Index 500, Munder International Equity, and Munder Small Company Growth Funds;

	2)	Income Funds Prospectus relating to Class A, B and C
Shares of the Munder Bond, Munder Intermediate Bond, Munder U.S.
Government Income, Munder Michigan Triple Tax-Free Bond, Munder
Tax-Free Bond and Munder Tax-Free Intermediate Bond Funds;

	3)	Money Market Funds Prospectus relating to Class A
Shares of the Munder Cash Investment, Munder Tax-Free Money Market and Munder U.S. Treasury Money Market Funds;

	4)	Class K Shares Prospectus relating to the Munder
Accelerating Growth, Munder Balanced, Munder Growth & Income, Munder Index 500, Munder International Equity, Munder Small Company Growth, Munder Bond, Munder Intermediate Bond, Munder U.S. Government Income, Munder Michigan Triple Tax-Free Bond, Munder Tax-Free Bond, Munder Tax-Free Intermediate Bond, Munder Cash Investment, Munder Tax-Free Money Market and Munder U.S. Treasury Money Market Funds;

	5)	Class Y Shares Prospecting relating to the Munder
Accelerating Growth, Munder Balanced, Munder Growth & Income,
Munder Index 500, Munder International Equity, Munder Small
Company Growth, Munder Bond, Munder Intermediate Bond, Munder U.S. Government Income, Munder





Securities and Exchange Commission
Page 2
October 31, 1996



Michigan Triple Tax-Free Bond, Munder Tax-Free Bond, Munder Tax-
Free Intermediate Bond, Munder Cash Investment, Munder Tax-Free
Money Market and Munder U.S. Treasury Money Market Funds; and

	6)	Statement of Additional Information for the Munder
Accelerating Growth, Munder Balanced, Munder Growth & Income, Munder Index 500, Munder International Equity, Munder Small Company Growth, Munder Bond, Munder Intermediate Bond, Munder U.S. Government Income, Munder Michigan Triple Tax-Free Bond, Munder Tax-Free Bond, Munder Tax-Free Intermediate Bond, Munder Cash Investment, Munder Tax-Free Money Market and Munder U.S. Treasury Money Market Funds.

	This Amendment was filed electronically on October 28, 1996. Any comments should be directed to Sally Trosset, Paralegal, at 617-573-1580.

	Kindly return an electronic submittal as evidence of your receipt of this filing.

								Very truly yours,


								/s/ Teresa M.R.
Hamlin
								Teresa M.R. Hamlin
								Counsel
Enclosures

cc:	L. Rosen, Esq.
	P. Roye, Esq.
	J. Tedesco, Esq.
	T. Hogan





g:\shared\bankgrp\munder\secltrs\23pea497.DOC	2


G:\SHARED\BANKGRP\MUNDER\SECLTRS\23PEA497.DOC